INCOME TAXES (Details 3) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Reserve for loan losses	Dec. 31, 2012 Reserve for loan losses Federal Income Tax
Deferred tax liability not provided
Federal income tax reserve for loan losses at the company's base year	$ 1,780,000	$ 1,824,000	$ 1,651,000		$ 723,000
Percentage of amount actually used for purposes other than to absorb loan losses, limited to the amount of the reserve, that would be subject to taxation				150.00%
Deferred tax liability not provided				289,000
Uncertain tax positions related to federal and state income tax matters	$ 0	$ 0